EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

20.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows (RMB in thousands, except for share and per share data):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income	335,255	955,572	1,565,139
Less: Net income attributable to non-controlling interests	104,870	234,554	944,633
Net income attributable to JinkoSolar’s ordinary shareholders	230,385	721,018	620,506
Dilutive effects of convertible senior notes	—	(308,339)	—
Dilutive effects of call option	(462,752)	—	—
Numerator for diluted income/(loss) per share	(232,367)	412,679	620,506

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	178,938,853	190,672,869	198,004,260
Dilutive effects of share options	—	540,620	2,404,234
Dilutive effects of convertible notes	—	14,506,283	—
Dilutive effects of call option	(7,500,000)	—	—

Denominator for diluted calculation - weighted average number of ordinary shares outstanding	171,438,853	205,719,772	200,408,494
Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	1.29	3.78	3.13
Diluted earnings/(loss) per share attributable to JinkoSolar’s ordinary shareholders	(1.36)	2.01	3.10

For the years ended December 31, 2020 and 2022, convertible senior notes convertible into 17,708,332 and 14,427,088 shares were not included in the computation of diluted EPS because of their anti-dilutive effect, respectively.

For the years ended December 31, 2020, because of the dilutive impact, potential shares underlying the call option arrangement (Note 22) were removed from weighted average number of ordinary shares outstanding since its issuance date, and changes in income of the assumed exercise of call option were also recorded as the adjustment to the consolidated net income to arrive at the diluted net income available to the Company’s ordinary shareholders.